UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC S&S U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/12

Item 1.	Schedule of Investments.

GE S&S U.S. Equity Fund

Schedule of Investments (dollars in thousands)—March 31, 2012 (unaudited)

Common Stock—99.4% †	Number of Shares	Fair Value
Advertising—1.6%
Omnicom Group Inc.	1,275,333	$64,596

Aerospace & Defense—3.8%
CAE Inc.	1,034,933	10,593
Hexcel Corp.	424,710	10,197	(a)
Honeywell International Inc.	1,505,689	91,922
Rockwell Collins Inc.	333,283	19,184
United Technologies Corp.	269,101	22,319
		154,215

Agricultural Products—0.8%
Archer-Daniels-Midland Co.	1,092,922	34,602

Air Freight & Logistics—1.7%
FedEx Corp.	203,789	18,740
United Parcel Service Inc.	648,261	52,328
		71,068

Asset Management & Custody Banks—3.1%
Ameriprise Financial Inc.	486,276	27,781
Invesco Ltd.	1,556,056	41,500
State Street Corp.	1,274,039	57,969	(b)
		127,250

Auto Parts & Equipment—0.1%
Johnson Controls Inc.	152,829	4,964

Automobile Manufacturers—0.3%
Ford Motor Co.	986,170	12,317

Automotive Retail—0.1%
AutoZone Inc.	16,205	6,025	(a)

Biotechnology—3.5%
Amgen Inc.	1,030,061	70,034
Gilead Sciences Inc.	1,447,422	70,707	(a)
		140,741

Brewers—0.1%
Molson Coors Brewing Co.	69,510	3,145

Broadcasting—0.3%
CBS Corp.	310,204	10,519

Cable & Satellite—1.8%
Comcast Corp.	1,134,327	34,041
DIRECTV	556,444	27,455	(a)
Liberty Global Inc.	189,044	9,053	(a)
Sirius XM Radio Inc.	854,529	1,974	(a)
		72,523

Casinos & Gaming—0.9%
Las Vegas Sands Corp.	663,828	38,217

Communications Equipment—5.3%
Acme Packet Inc.	92,598	2,548	(a)
Cisco Systems Inc.	5,033,234	106,453
Qualcomm Inc.	1,550,355	105,455
		214,456

Computer Hardware—6.3%
Apple Inc.	426,488	255,667	(a)

Construction & Farm Machinery & Heavy Trucks—0.3%
Caterpillar Inc.	132,416	14,105

Consumer Finance—1.3%
American Express Co.	880,272	50,933

Data Processing & Outsourced Services—1.9%
The Western Union Co.	255,070	4,489
Visa Inc.	631,906	74,565
		79,054

Department Stores—0.4%
Macy’s Inc.	388,737	15,445

Diversified Chemicals—0.3%
EI du Pont de Nemours & Co.	203,716	10,777

Diversified Financial Services—4.6%
Citigroup Inc.	462,991	16,922
Comerica Inc.	472,335	15,285
JPMorgan Chase & Co.	1,632,078	75,043
Wells Fargo & Co.	2,292,019	78,250
		185,500

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold Inc.	453,842	17,264

Drug Retail—0.3%
CVS Caremark Corp.	264,060	11,830

Electric Utilities—1.0%
Exelon Corp.	347,245	13,615
FirstEnergy Corp.	287,130	13,090
ITC Holdings Corp.	119,798	9,218
NextEra Energy Inc.	101,951	6,227
		42,150

Electrical Components & Equipment—0.6%
Cooper Industries PLC	398,272	25,469

Fertilizers & Agricultural Chemicals—1.6%
Monsanto Co.	643,213	51,303
Potash Corporation of Saskatchewan Inc.	277,869	12,696
		63,999

General Merchandise Stores—1.8%
Target Corp.	1,238,457	72,165

Healthcare Equipment—2.7%
Baxter International Inc.	170,873	10,215
Covidien PLC	1,531,770	83,757
ResMed Inc.	546,401	16,889	(a)
		110,861

Healthcare Facilities—0.2%
HCA Holdings Inc.	393,657	9,739	(a)

Healthcare Services—2.7%
Express Scripts Inc.	2,021,662	109,534	(a)

Heavy Electrical Equipment—0.2%
ABB Ltd. ADR	486,209	9,924

Home Improvement Retail—1.4%
Lowe’s Companies Inc.	972,356	30,513
The Home Depot Inc.	512,717	25,795
		56,308

Independent Power Producers & Energy Traders—1.2%
Calpine Corp.	810,451	13,948	(a)
The AES Corp.	2,723,111	35,591	(a)
		49,539

Industrial Conglomerates—0.2%
Siemens AG ADR	74,100	7,472

Industrial Gases—1.2%
Praxair Inc.	443,668	50,862

Industrial Machinery—0.5%
Dover Corp.	131,000	8,245
Eaton Corp.	208,357	10,382
		18,627

Insurance Brokers—0.5%
Marsh & McLennan Companies Inc.	625,167	20,499

Integrated Oil & Gas—4.6%
Chevron Corp.	572,909	61,439
Exxon Mobil Corp.	582,833	50,549
Hess Corp.	476,987	28,118
Occidental Petroleum Corp.	245,560	23,385
Suncor Energy Inc.	683,373	22,346
		185,837

Integrated Telecommunication Services—0.2%
AT&T Inc.	277,984	8,681

Internet Retail—0.3%
Amazon.com Inc.	65,478	13,260	(a)

Internet Software & Services—4.6%
Baidu Inc. ADR	465,940	67,920	(a)
Equinix Inc.	238,247	37,512	(a)
Google Inc.	125,531	80,495	(a)
		185,927

Investment Banking & Brokerage—1.1%
The Goldman Sachs Group Inc.	361,229	44,926

IT Consulting & Other Services—2.4%
Cognizant Technology Solutions Corp.	509,356	39,195	(a)
International Business Machines Corp.	275,560	57,496
		96,691

Life & Health Insurance—1.0%
MetLife Inc.	393,657	14,703
Prudential Financial Inc.	407,585	25,837
		40,540

Life Sciences Tools & Services—1.1%
Agilent Technologies Inc.	115,748	5,152
PerkinElmer Inc.	1,425,426	39,427
		44,579

Managed Healthcare—0.2%
UnitedHealth Group Inc.	148,170	8,733

Movies & Entertainment—2.2%
The Walt Disney Co.	1,088,323	47,647
Time Warner Inc.	1,101,314	41,575
		89,222

Multi-Line Insurance—0.1%
Hartford Financial Services Group Inc.	115,748	2,440

Oil & Gas Equipment & Services—2.7%
National Oilwell Varco Inc.	156,976	12,475
Schlumberger Ltd.	1,393,310	97,434
		109,909

Oil & Gas Exploration & Production—2.4%
Anadarko Petroleum Corp.	895,225	70,132
Apache Corp.	136,615	13,722
Southwestern Energy Co.	512,287	15,676	(a)
		99,530

Oil & Gas Refining & Marketing—0.2%
Marathon Petroleum Corp.	222,136	9,632

Oil & Gas Storage & Transportation—0.3%
Spectra Energy Corp.	138,964	4,384
The Williams Companies Inc.	231,537	7,134
		11,518

Packaged Foods & Meats—2.0%
ConAgra Foods Inc.	418,372	10,986
Kellogg Co.	185,196	9,932
Kraft Foods Inc.	1,413,929	53,743
Nestle S.A. ADR	134,293	8,460
		83,121

Pharmaceuticals—3.3%
Bristol-Myers Squibb Co.	185,372	6,256
Johnson & Johnson	927,773	61,196
Novartis AG ADR	115,832	6,418
Pfizer Inc.	1,898,887	43,029
Teva Pharmaceutical Industries Ltd. ADR	405,901	18,290
		135,189

Property & Casualty Insurance—0.8%
ACE Ltd.	467,843	34,246

Regional Banks—0.1%
Regions Financial Corp.	324,093	2,136

Reinsurance—0.4%
PartnerRe Ltd.	115,803	7,862
RenaissanceRe Holdings Ltd.	125,044	9,470
		17,332

Research & Consulting Services—1.2%
Nielsen Holdings N.V.	1,629,225	49,105	(a)

Security & Alarm Services—0.3%
Corrections Corporation of America	440,584	12,032	(a)

Semiconductors—1.3%
Altera Corp.	222,301	8,852
Intel Corp.	546,464	15,361
Microchip Technology Inc.	166,725	6,202
Texas Instruments Inc.	694,680	23,348
		53,763

Soft Drinks—2.8%
Coca-Cola Enterprises Inc.	1,217,665	34,825
PepsiCo Inc.	1,187,103	78,764
		113,589

Specialized Finance—1.1%
CME Group Inc.	154,893	44,815

Specialized REITs—1.0%
American Tower Corp.	647,994	40,837

Specialty Chemicals—0.5%
Albemarle Corp.	92,598	5,919
Ecolab Inc.	203,715	12,573
		18,492

Specialty Stores—0.3%
Dick’s Sporting Goods Inc.	226,063	10,869

Steel—1.0%
Allegheny Technologies Inc.	941,953	38,780

Systems Software—4.6%
Microsoft Corp.	3,097,628	99,899
Oracle Corp.	2,964,609	86,448
		186,347

Tobacco—0.3%
Philip Morris International Inc.	115,748	10,256

Total Common Stock (Cost $3,311,190)		4,044,695

		Principal Amount	Fair Value
Short-Term Investments—0.5%

Time Deposit—0.5%
State Street Corp.
0.01%
(Cost $19,284)	3/1/2012	$19,284	$19,284	(b)

Total Investments
(Cost $3,330,474)			4,063,979

Other Assets and Liabilities, net—0.1%			4,749

NET ASSETS—100.0%			$4,068,728

Notes to Schedules of Investments (dollars in thousands)—March 31, 2012 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the supplemental disclosure for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2012.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S U.S. Equity Fund	Investments in Securities †
	Common Stock	$4,044,695	$—	$—	$4,044,695
	Short-Term Investments	—	19,284	—	19,284

	Total Investments in Securities	$4,044,695	$19,284	$—	$4,063,979

†	See Schedule of Investments for Industry Classification

There were no significant transfers between fair value levels.

INCOME TAXES

At March 31, 2012, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
GE S&S U.S. Equity Fund	$3,375,306	$773,129	$(84,456)	$688,673

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S U.S. Equity Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

By:	/S/ ARTHUR A. JENSEN
ARTHUR A. JENSEN
Treasurer, GE S&S Funds

Date: May 24, 2012